S000003996 [Member] Expense Example - Putnam Sustainable Retirement Maturity Fund	Jul. 31, 2025 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,647
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,363
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,199
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	483
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,825
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,103
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,931
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,199
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	$ 1,079